Long Term Debt - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Jul. 17, 2014	Nov. 22, 2013	Jun. 18, 2014	Dec. 18, 2013	Dec. 12, 2012	Nov. 20, 2012	Mar. 28, 2013	Apr. 01, 2013	Oct. 10, 2013	May 23, 2013	Apr. 17, 2013	Jul. 10, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Federal funds effective rate	0.50%
One month adjusted LIBOR	1.00%
Variable borrowing, Minimum	0.50%
Variable borrowing, Maximum	1.50%
Variable LIBOR plus margin, Minimum	1.50%
Variable LIBOR plus margin, Maximum	2.50%
Interest coverage ratio on EBITDAX to net interest expenses	2.50%
Interest coverage ratio consolidated current assets to consolidated current liabilities	1.00%
Letters of credit outstanding	$ 6,700,000
Senior Secured Notes [Member] | Notes Due 2022 [Member]
Line of Credit Facility [Line Items]
Senior unsecured notes maturity period	Aug. 01, 2022
Senior Secured Notes [Member] | Notes Due 2021 [Member]
Line of Credit Facility [Line Items]
Senior unsecured notes maturity period	May 01, 2021
Senior notes	7.625%
Other events of default minimum note holder percentage to accelerate	25.00%
Six Point Eight Seven Five Percent Senior Notes [Member]
Line of Credit Facility [Line Items]
Other events of default minimum note holder percentage to accelerate		25.00%
REO revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility						28,500,000
Termination date of revolving credit facility	Dec. 12, 2012
Classic revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility							80,000,000
Termination date of revolving credit facility	Nov. 20, 2012
WHT revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility								89,300,000
Termination date of revolving credit facility	Mar. 28, 2013
Tanos revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility									27,000,000
Termination date of revolving credit facility	Apr. 01, 2013
Boaz And Crown [Member]
Line of Credit Facility [Line Items]
Termination date of revolving credit facility	Oct. 01, 2013
Stanolind And Propel Energy [Member]
Line of Credit Facility [Line Items]
Termination date of revolving credit facility	Oct. 01, 2013
MRD LLC revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility					59,700,000
Termination date of revolving credit facility	Dec. 18, 2013
Revolving credit facility, mandatory principal repayment			20,000,000
Memorial Resource revolving credit facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, aggregate maximum borrowing amount				2,000,000,000
Revolving credit facility	183,000,000
Revolving credit facility expiration term				5 years
Line of credit facility, initial borrowing base				725,000,000
Aggregate elected capacity of revolving credit facility				725,000,000
Private Placement of Debt [Member] | Senior Secured Notes [Member] | Notes Due 2022 [Member]
Line of Credit Facility [Line Items]
Face amount of senior notes at time of issuance		500,000,000
Senior notes		6.875%
Senior notes issued at par		98.485%
Private Placement of Debt [Member] | Senior Secured Notes [Member] | Notes Due 2021 [Member]
Line of Credit Facility [Line Items]
Face amount of senior notes at time of issuance										300,000,000	100,000,000	300,000,000
Private Placement of Debt [Member] | Senior Unsecured Notes [Member] | Notes Due 2022 [Member] | MRD [Member]
Line of Credit Facility [Line Items]
Face amount of senior notes at time of issuance													600,000,000
Senior notes													5.875%
PIK notes [Member] | M R D Issuers
Line of Credit Facility [Line Items]
Face amount of senior notes at time of issuance					350,000,000
Senior notes interest rate, minimum					10.00%
Senior notes interest rate, maximum					10.75%
Senior notes redemption date	Jul. 16, 2014
Minimum [Member]
Line of Credit Facility [Line Items]
Variable LIBOR Market index plus margin, Maximum	1.50%
Variable commitment fee	0.375%
Maximum [Member]
Line of Credit Facility [Line Items]
Variable LIBOR Market index plus margin, Maximum	2.50%
Variable commitment fee	0.50%
OLLC $2.0 billion revolving credit facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, aggregate maximum borrowing amount	2,000,000,000
Revolving credit facility	412,000,000													103,000,000
Line of credit facility, initial borrowing base	$ 1,440,000,000
Universal Shelf Registration Statement [Member]
Line of Credit Facility [Line Items]
Universal shelf guarantor subsidiaries ownership percentage	100.00%